Transition Period Comparative Data (Tables)	6 Months Ended
Dec. 31, 2024
Transition Period Comparative Data [Abstract]
Schedule of Statements of Operations	All data for the six months ended December 31, 2023, are derived from the Company’s unaudited condensed consolidated financial statements, as reported in Form 10-Q filed on February 14, 2024.
	For the Six Months Ended December 31, 2024	For the Six Months Ended December 31, 2023
	(Short Year)	(Unaudited)
Operating expenses
Research and development	$2,858,566	$558,925
General and administrative	1,568,398	2,332,196
Total operating expenses	4,426,964	2,891,121

Loss from Operations	(4,426,964)	(2,891,121)

Loss before income taxes	(4,426,964)	(2,891,121)

Income taxes provision	(63)	—

Net loss	$(4,427,027)	$(2,891,121)

Net loss applicable to common stock per share, basic and diluted	$(0.12)	$(0.16)
Weighted average common stock outstanding, basic and diluted	36,515,688	18,126,944

Schedule of Statements of Cash Flows
	For the Six Months Ended December 31, 2024	For the Six Months Ended December 31, 2023
	(Short Year)	(Unaudited)
Cash Flows from Operating Activities:
Net loss	$(4,427,027)	$(2,891,121)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	432,256	1,194,653
Changes in operating assets and liabilities:
Prepaid expenses and other receivable	(435,100)	(262,481)
Prepaid expenses – related party	(1,500,000)	—
Accounts payable – related party	4,435	(9,256,070)
Other payables and accrued liabilities	69,937	(311,202)
Accrued liability – related party	2,782,667	(16,000)
Franchise tax payable	—	62
Income tax payables	(40,694)	—
Net cash used in operating activities	(3,113,526)	(11,542,159)

Cash Flows from Investing Activities:
Loan to UPTD as extension note receivable prior to business combination	—	(112,298)
Cash released from trust account	—	5,072,945
Net cash used in investing activities	—	4,960,647
	For the Six Months Ended December 31, 2024	For the Six Months Ended December 31, 2023
	(Short Year)	(Unaudited)
Cash Flows from Financing Activities:
Payments of transactions cost	—	(1,525,013)
Net proceeds from issuance of common stock through stock purchase agreement	79,491	—
Net proceeds from issuance of common stock for PIPE investment		10,000,000
Net proceeds from issuance of Series A Preferred Stock	—	9,020,000
Net proceeds from promissory note	—	300,000
Repayment of promissory note	—	(300,000)
Payment of redemption payable	—	(5,072,945)
Proceeds from business combination	—	726,339
Purchase of treasury stock	(214,477)	—
Net cash provided by financing activities	(134,986)	13,148,381

Net Change in Cash	(3,248,512)	6,566,869

Cash at beginning of the year	4,165,428	2,479,146
Cash at end of the year	$916,916	$9,046,015

Supplemental Cash Flow Information
Cash paid for income tax	$42,366	$—
Cash paid for interest	$—	$2,663

Supplemental Disclosure of Non-cash Financing Activities
Conversion of Series A prefer stock into common stock	$—	$5,000,000
Conversion of deferred underwriting commission payable into Series A preferred stock	$—	$730,000